UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:              |_|; Amendment Number:

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:    Stillwater Capital Advisors, LLC

Address: 200 W. Lancaster Avenue
         Wayne, PA 19087


13F File Number: 028-13804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas A. Swope
Title:   Chief Compliance Officer
Phone:


Signature, Place and Date of Signing:


/s/ Douglas A. Swope             Wayne, PA	     		April 10, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:     41

Form 13F Information Table Value Total:  $143,104
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


								FORM 13F INFORMATION TABLE
									March 31, 2012
													Voting Authority
								--------------------------
								Value		Shares/	Sh/	Put/	Invstmt	Other
Name of Issuer			Title of class	CUSIP		(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None

American Electric Power Inc	COM		025537101	2965		76850	SH		Sole			76850
Apple Inc			COM		037833100	15010		25035	SH		Sole			25035
AT&T Inc			COM		00206r102	4353		139379	SH		Sole			139379
Centurylink Inc			COM		156700106	4971		128604	SH		Sole			128604
Chevron Corp			COM		166764100	351		3272	SH		Sole			3272
Citigroup Inc			COM		172967424	724		19815	SH		Sole			19815
Du Pont E I de Nemours & Co	COM		263534109	4215		79680	SH		Sole			79680
EMC Corp MA			COM		268648102	5118		171290	SH		Sole			171290
Exxon Mobil Corp		COM		30231g102	5038		58089	SH		Sole			58089
General Electric Co		COM		369604103	5335		265809	SH		Sole			265809
Intel Corp			COM		458140100	5905		210028	SH		Sole			210028
International Business Machine	COM		459200101	5742		27518	SH		Sole			27518
JPMorgan Chase & Co		COM		46625h100	5639		122635	SH		Sole			122635
Kraft Foods Inc Cl A		COM		50075n104	4721		124215	SH		Sole			124215
Marathon Oil Corp		COM		565849106	4231		133482	SH		Sole			133482
Marathon Petroleum Corp		COM		56585a102	4772		110062	SH		Sole			110062
McDonalds Corp			COM		580135101	6825		69568	SH		Sole			69568
Merck & Co Inc			COM		58933y105	5198		135373	SH		Sole			135373
PepsiCo Inc			COM		713448108	4583		69073	SH		Sole			69073
Pfizer Inc			COM		717081103	5855		258535	SH		Sole			258535
Procter & Gamble Co		COM		742718109	4527		67355	SH		Sole			67355
Southern Co			COM		842587107	1557		34660	SH		Sole			34660
Target Corp			COM		87612e106	4660		79970	SH		Sole			79970
United Parcel Service Inc Cl B	COM		911312106	4111		50930	SH		Sole			50930
US Bancorp Del			COM		902973304	4970		156870	SH		Sole			156870
Visa Inc Cl A			COM		92826c839	5760		48810	SH		Sole			48810
iShares Tr Consumer Goods Inde	CONS GOODS IDX	464287812	1133		15291	SH		Sole			15291
iShares Tr Consumer Services I	CONS SRVC IDX	464287580	1124		13883	SH		Sole			13883
iShares Tr DJ Select Div Index	DJ SEL DIV INX	464287168	373		6665	SH		Sole			6665
iShares Tr DJ US Energy		DJ US ENERGY	464287796	1375		33114	SH		Sole			33114
iShares Tr DJ US Financial Sec	DJ US FINL SEC	464287788	1536		26254	SH		Sole			26254
iShares Tr DJ US Healthcare	DJ US HEALTHCR	464287762	1074		13738	SH		Sole			13738
iShares Tr DJ US Telecom	DJ US TELECOM	464287713	189		8521	SH		Sole			8521
iShares Tr Index DJ US Industr	DJ US INDUSTRL	464287754	1045		14641	SH		Sole			14641
iShares Tr Index DJ US Tech Se	DJ US TECH SEC	464287721	2168		27860	SH		Sole			27860
iShares Tr Russell 1000 Growth	RUSSELL1000GRW	464287614	4394		66490	SH		Sole			66490
iShares Tr Russell 1000 Value	RUSSELL1000VAL	464287598	362		5170	SH		Sole			5170
Vanguard Index Funds Growth ET	GROWTH ETF	922908736	209		2950	SH		Sole			2950
WisdomTree Trust DEFA Fund	DEFA FD		97717W703	283		6295	SH		Sole			6295
WisdomTree Trust Mid Cap Div F	MIDCAP DIVI FD	97717W505	496		8810	SH		Sole			8810
WisdomTree Trust Small Cap Div	SMALLCAP DIVID	97717W604	207		4220	SH		Sole			4220
REPORT SUMMARY 	41	DATA RECORDS	143104		0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED